Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023		Jul. 31, 2024	Jul. 31, 2023
Basic earnings per share
Net income attributable to equity shareholders		$ 1,786	$ 1,739	$ 1,422	[1]	$ 5,241	$ 3,524	[1]
Less: Preferred share dividends and distributions on other equity instruments		63	61	66	[1]	191	205	[1]
Net income attributable to common shareholders		$ 1,723	$ 1,678	$ 1,356	[1]	$ 5,050	$ 3,319	[1]
Weighted-average common shares outstanding		943,467	937,849	918,551	[1]	937,696	912,542	[1]
Basic earnings per share		$ 1.83	$ 1.79	$ 1.48	[1]	$ 5.39	$ 3.64	[1]
Diluted earnings per share
Net income attributable to common shareholders		$ 1,723	$ 1,678	$ 1,356	[1]	$ 5,050	$ 3,319	[1]
Weighted-average common shares outstanding		943,467	937,849	918,551	[1]	937,696	912,542	[1]
Add: Stock options potentially exercisable	[2]	2,317	1,964	368	[1]	1,596	594	[1]
Add: Equity-settled consideration	[1]			144			215
Weighted-average diluted common shares outstanding		945,784	939,813	919,063	[1]	939,292	913,351	[1]
Diluted earnings per share		$ 1.82	$ 1.79	$ 1.47	[1]	$ 5.38	$ 3.63	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Excludes average options outstanding of 2,553,244 (April 30, 2024: 2,553,244; July 31, 2023: 6,824,114) with a weighted-average exercise price of $70.05 (April 30, 2024: $70.05; July 31, 2023: $63.24) for the quarter ended July 31, 2024, and average options outstanding of 2,553,244 (July 31, 2023: 6,472,004) with a weighted-average price of $70.05 (July 31, 2023: $63.45) for the nine months ended July 31, 2024, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.